Offerings	Feb. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,982,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,857.51
Offering Note	Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 647,640,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,439.15
Offering Note	Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.